Quarterly Holdings Report
for
Fidelity® Ohio Municipal Income Fund
September 30, 2021
OFR-NPRT3-1121
1.807742.117
Municipal Bonds - 98.0%
	Principal Amount (a)	Value ($)
Guam - 0.4%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
6.25% 10/1/34 (b)	545,000	592,829
6.25% 10/1/34 (Pre-Refunded to 10/1/23 @ 100) (b)	355,000	395,855
6.375% 10/1/43 (b)	355,000	385,713
6.375% 10/1/43 (Pre-Refunded to 10/1/23 @ 100) (b)	380,000	424,673
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/23 (FSA Insured)	1,000,000	1,044,935
TOTAL GUAM		2,844,005
Ohio - 97.6%
Akron Bath Copley Hosp. District Rev.:
(Children's Hosp. Med. Ctr. Proj.) Series 2012:
5% 11/15/22	1,000,000	1,029,034
5% 11/15/23	3,270,000	3,364,582
(Summa Health Sys.) Series 2016, 5% 11/15/25	1,000,000	1,164,412
Series 2016:
5% 11/15/22	2,020,000	2,119,370
5% 11/15/23	1,000,000	1,091,521
5% 11/15/26	535,000	639,709
5.25% 11/15/32	1,000,000	1,189,771
5.25% 11/15/34	1,500,000	1,778,309
5.25% 11/15/41	10,545,000	12,427,095
5.25% 11/15/46	2,650,000	3,120,574
Akron Income Tax Rev. Series 2022:
4% 12/1/22 (c)	1,025,000	1,051,579
4% 12/1/23 (c)	1,025,000	1,085,973
4% 12/1/24 (c)	1,075,000	1,170,789
4% 12/1/25 (c)	1,400,000	1,561,411
4% 12/1/26 (c)	1,120,000	1,272,295
4% 12/1/27 (c)	1,180,000	1,359,877
4% 12/1/28 (c)	1,380,000	1,613,750
4% 12/1/29 (c)	1,500,000	1,770,321
4% 12/1/30 (c)	1,210,000	1,418,521
4% 12/1/31 (c)	1,105,000	1,285,968
4% 12/1/32	1,285,000	1,491,088
4% 12/1/33 (c)	1,300,000	1,503,868
Allen County Hosp. Facilities Rev.:
(Mercy Health) Series 2017 A:
4% 8/1/36	5,000,000	5,768,347
5% 8/1/42	4,175,000	5,014,938
Series 2020 A:
4% 12/1/40	7,000,000	8,201,967
5% 12/1/35	750,000	962,602
American Muni. Pwr., Inc. Rev.:
(Greenup Hydroelectric Proj.) Series 2016 A, 5% 2/15/41	3,005,000	3,494,119
(Prairie State Energy Campus Proj.) Series 2015, 5% 2/15/28	3,995,000	4,402,378
Beavercreek City School District Series 2015, 5% 12/1/29 (Pre-Refunded to 12/1/24 @ 100)	1,500,000	1,720,928
Bowling Green Univ. Gen. Receipts Series 2016 A, 5% 6/1/42	1,000,000	1,151,994
Buckeye Tobacco Settlement Fing. Auth. Series 2020 A2:
4% 6/1/37	2,000,000	2,323,417
4% 6/1/38	1,000,000	1,158,257
4% 6/1/39	1,000,000	1,154,818
4% 6/1/48	5,750,000	6,393,932
5% 6/1/27	1,000,000	1,213,977
5% 6/1/35	2,000,000	2,518,247
5% 6/1/36	2,000,000	2,512,765
Butler County Hosp. Facilities Rev. Series 2016 X, 5% 5/15/32	3,950,000	5,310,757
Chillicothe Hosp. Facilities Rev. (Adena Health Sys. Oblig. Group Proj.) Series 2017, 5% 12/1/47	8,535,000	10,152,627
Cincinnati City School District Ctfs. of Prtn. (Cincinnati City School District School Impt. Proj.) Series 2014, 5% 12/15/26 (Pre-Refunded to 12/15/24 @ 100)	4,000,000	4,596,358
Cincinnati Gen. Oblig. Series 2015, 5.25% 12/1/29 (Pre-Refunded to 6/1/25 @ 100)	4,285,000	5,037,265
Cleveland Arpt. Sys. Rev.:
Series 2018 A:
5% 1/1/22 (b)	2,550,000	2,579,074
5% 1/1/43 (FSA Insured) (b)	1,750,000	2,109,379
5% 1/1/48 (FSA Insured) (b)	3,000,000	3,604,616
Series 2019 B:
5% 1/1/22 (b)	1,000,000	1,011,401
5% 1/1/23 (b)	1,200,000	1,269,551
5% 1/1/24 (b)	1,200,000	1,320,925
5% 1/1/25 (b)	1,125,000	1,284,147
5% 1/1/26 (b)	710,000	835,231
5% 1/1/27 (b)	700,000	846,384
Cleveland Gen. Oblig.:
Series 2012:
5% 12/1/25	25,000	26,368
5% 12/1/25 (Pre-Refunded to 12/1/22 @ 100)	2,325,000	2,455,449
Series 2015:
5% 12/1/26	1,500,000	1,773,768
5% 12/1/27	2,000,000	2,357,790
5% 12/1/29	1,250,000	1,469,114
Series C, 5.25% 11/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,885,000	2,082,555
Cleveland Heights & Univ. Heights County School District Series 2014, 4.5% 12/1/47 (Pre-Refunded to 6/1/23 @ 100)	3,000,000	3,210,859
Cleveland Income Tax Rev. Series 2018 A:
5% 10/1/29	600,000	748,088
5% 10/1/30	420,000	521,982
5% 10/1/31	650,000	807,307
5% 10/1/33	600,000	743,590
5% 10/1/36	700,000	862,282
5% 10/1/39	2,040,000	2,497,656
5% 10/1/43	5,000,000	6,076,483
Cleveland Muni. School District:
Series 2013, 5% 12/1/24	1,255,000	1,322,924
Series 2015 A:
5% 12/1/24	3,725,000	4,010,630
5% 12/1/27	1,750,000	1,881,154
Cleveland Ohio Wtr. Poll. Ctl. Rev. Series 2016:
5% 11/15/34	1,190,000	1,392,484
5% 11/15/35	1,245,000	1,454,639
5% 11/15/36	450,000	524,978
5% 11/15/45	2,000,000	2,304,312
Cleveland Pub. Library Facilities Series 2019 A:
4% 12/1/33	425,000	507,392
4% 12/1/34	370,000	440,428
4% 12/1/35	620,000	736,666
4% 12/1/36	1,400,000	1,659,717
4% 12/1/37	1,115,000	1,318,095
4% 12/1/38	650,000	766,610
Cleveland Pub. Pwr. Sys. Rev.:
Series 2018:
5% 11/15/23 (FSA Insured)	360,000	395,110
5% 11/15/24 (FSA Insured)	475,000	541,612
5% 11/15/25 (FSA Insured)	200,000	235,632
5% 11/15/26 (FSA Insured)	265,000	321,429
5% 11/15/27 (FSA Insured)	220,000	273,435
5% 11/15/28 (FSA Insured)	150,000	187,674
5% 11/15/29 (FSA Insured)	210,000	261,052
5% 11/15/30 (FSA Insured)	530,000	653,502
5% 11/15/32 (FSA Insured)	365,000	447,148
5% 11/15/34 (FSA Insured)	785,000	956,808
5% 11/15/36 (FSA Insured)	1,000,000	1,214,772
5% 11/15/38 (FSA Insured)	830,000	1,004,032
Series 2020 A:
4% 11/15/35 (FSA Insured)	1,000,000	1,174,839
4% 11/15/36 (FSA Insured)	1,000,000	1,172,097
4% 11/15/37 (FSA Insured)	1,000,000	1,168,792
Cleveland State Univ. Gen. Receipts Series 2012:
5% 6/1/24	1,920,000	1,934,074
5% 6/1/25	2,500,000	2,518,244
5% 6/1/26	3,075,000	3,097,141
Cleveland Wtr. Rev.:
Series 2015 Y, 4% 1/1/28	650,000	699,055
Series 2020:
5% 1/1/29	1,100,000	1,409,096
5% 1/1/30	2,000,000	2,612,423
5% 1/1/31	2,250,000	2,913,293
5% 1/1/32	1,000,000	1,289,664
Cleveland-Cuyahoga County Port Auth. Dev. Lease Rev. (Administrative Headquarters Proj.) Series 2013, 5% 7/1/37	3,000,000	4,181,048
Columbus City School District Series 2016 A, 5% 12/1/31	5,000,000	5,952,311
Columbus Gen. Oblig. Series 2014 A, 4% 2/15/28	5,000,000	5,403,821
Cuyahoga County Econ. Dev. Rev.:
(The Cleveland Orchestra Proj.) Series 2019:
5% 1/1/29	325,000	400,969
5% 1/1/30	250,000	309,954
5% 1/1/31	525,000	646,828
5% 1/1/32	500,000	613,728
5% 1/1/33	400,000	489,580
5% 1/1/34	300,000	366,088
5% 1/1/35	500,000	608,552
5% 1/1/36	440,000	533,576
5% 1/1/37	400,000	483,792
5% 1/1/39	1,400,000	1,685,805
5% 1/1/40	1,620,000	1,946,978
Series 2020 D:
5% 12/1/26	4,000,000	4,857,674
5% 12/1/27	2,500,000	3,105,564
Cuyahoga County Hosp. Rev. Series 2017:
5% 2/15/26	1,750,000	2,047,871
5% 2/15/27	1,700,000	2,040,100
5% 2/15/28	2,385,000	2,843,789
5% 2/15/30	3,000,000	3,555,071
5% 2/15/31	1,500,000	1,770,788
5% 2/15/32	1,450,000	1,709,777
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5.25% 6/15/43	5,000,000	5,151,355
Fairview Park Gen. Oblig. Series 2012:
4% 12/1/23 (Pre-Refunded to 12/1/22 @ 100)	1,395,000	1,456,299
4% 12/1/24 (Pre-Refunded to 12/1/22 @ 100)	1,490,000	1,555,473
Franklin County Convention Facilities Auth. (Greater Columbus Convention Ctr. Hotel Expansion Proj.) Series 2019:
5% 12/1/44	2,500,000	2,897,274
5% 12/1/51	6,000,000	6,898,621
Franklin County Convention Facilities Auth. Tax & Lease Rev. Series 2014:
5% 12/1/25	1,250,000	1,421,220
5% 12/1/26	3,045,000	3,447,750
5% 12/1/32 (Pre-Refunded to 12/1/24 @ 100)	5,920,000	6,791,929
Franklin County Hosp. Facilities Rev.:
(Ohiohealth Corp. Proj.) Series 2015, 5% 5/15/40	3,600,000	4,107,891
Bonds (U.S. Health Corp. of Columbus Proj.) Series 2011 B, 5%, tender 5/15/23 (d)	2,630,000	2,823,705
Series 2016 C:
4% 11/1/40	3,000,000	3,412,592
5% 11/1/33	2,610,000	3,175,381
5% 11/1/34	2,155,000	2,618,769
Franklin County Ohio Sales Tax R Series 2018, 5% 6/1/48	5,920,000	7,202,851
Franklin County Rev. (Trinity Health Proj.) Series 2017, 5% 12/1/47	720,000	877,125
Greater Cleveland Reg'l. Transit Auth. Series 2012, 5% 12/1/23 (Pre-Refunded to 12/1/21 @ 100)	660,000	665,107
Hamilton County Convention Facilities Auth. Rev. Series 2014:
5% 12/1/26	1,000,000	1,089,733
5% 12/1/27	3,825,000	4,165,640
Hamilton County Healthcare Facilities Rev. (The Christ Hosp. Proj.) Series 2012:
5.25% 6/1/24	3,000,000	3,089,428
5.25% 6/1/27	3,000,000	3,088,417
Hamilton County Healthcare Rev. (Life Enriching Cmntys. Proj.) Series 2016:
5% 1/1/31	1,350,000	1,505,718
5% 1/1/36	3,450,000	3,813,982
Hamilton County Hosp. Facilities Rev. Series 2014, 5% 2/1/44	775,000	845,453
Kent State Univ. Revs.:
Series 2016, 5% 5/1/30	1,125,000	1,329,153
Series 2020 A:
5% 5/1/45	1,250,000	1,542,956
5% 5/1/50	1,700,000	2,088,971
Lake County Hosp. Facilities Rev. Series 2015:
5% 8/15/27	770,000	885,442
5% 8/15/45	11,000,000	12,470,155
Lakewood City School District Series 2014 C, 5% 12/1/25	1,300,000	1,489,029
Lancaster City School District Series 2012, 5% 10/1/49 (Pre-Refunded to 10/1/22 @ 100)	140,000	146,683
Lancaster Port Auth. Gas Rev.:
Bonds Series 2019, 5%, tender 2/1/25 (d)	6,235,000	7,106,173
Series 2019:
5% 2/1/22	200,000	203,091
5% 2/1/23	100,000	106,206
5% 8/1/24	655,000	738,850
Miami County Hosp. Facilities Rev. (Kettering Health Network Obligated Group Proj.) Series 2019:
5% 8/1/45	5,500,000	6,680,343
5% 8/1/49	1,750,000	2,118,941
Miami Univ. Series 2012, 4% 9/1/28	2,195,000	2,263,035
Miamisburg City School District Series 2016:
5% 12/1/28	500,000	588,996
5% 12/1/29	300,000	353,398
Milford Exempt Village School District Series 2015:
3.5% 12/1/31	500,000	534,890
5% 12/1/28	1,400,000	1,622,531
Montgomery County Hosp. Rev. (Kettering Health Network Obligated Group Proj.)) Series 2021:
4% 8/1/37	1,125,000	1,347,404
4% 8/1/41	850,000	1,007,388
4% 8/1/51	2,000,000	2,332,632
5% 8/1/32	750,000	987,594
5% 8/1/36	1,225,000	1,593,267
5% 8/1/38	1,000,000	1,293,293
5% 8/1/39	1,100,000	1,418,835
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013:
5% 2/15/44	4,005,000	4,165,954
5% 2/15/48	3,495,000	3,630,944
North Olmsted City School District Series 2015 A:
5% 12/1/27 (Pre-Refunded to 12/1/23 @ 100)	220,000	242,580
5% 12/1/28 (Pre-Refunded to 12/1/23 @ 100)	365,000	402,462
Ohio Cap. Facilities Lease (Ohio Gen. Oblig. Proj.) Series 2017 A:
5% 10/1/32	1,625,000	1,984,485
5% 10/1/33	1,500,000	1,827,423
5% 10/1/35	1,450,000	1,760,105
5% 10/1/36	1,250,000	1,514,289
5% 10/1/37	1,430,000	1,728,675
Ohio Gen. Oblig. Series 2016 A, 5% 2/1/31	4,255,000	4,987,960
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.):
Series 2016, 5% 12/1/40	2,000,000	2,386,213
Series 2019 B:
5% 12/1/37	835,000	1,055,065
5% 12/1/38	1,100,000	1,386,751
5% 12/1/39	775,000	974,708
(Denison Univ. 2015 Proj.) Series 2015:
5% 11/1/28	1,465,000	1,679,004
5% 11/1/29	1,325,000	1,517,958
5% 11/1/30	2,285,000	2,615,794
(Denison Univ. 2021 Proj.) Series 2021:
4% 11/1/39	400,000	471,848
4% 11/1/45	900,000	1,043,327
5% 11/1/30	300,000	395,397
5% 11/1/33	300,000	392,519
5% 11/1/35	300,000	390,410
5% 11/1/41	300,000	384,062
(Denison Univ., Proj.) Series 2017 B, 5% 11/1/26	1,505,000	1,821,905
(Kenyon College 2015 Proj.) Series 2015, 5% 7/1/41	5,100,000	5,800,757
(Kenyon College 2016 Proj.) Series 2016, 5% 7/1/42	4,000,000	4,668,681
(Kenyon College 2020 Proj.) Series 2020:
5% 7/1/38	2,500,000	3,109,744
5% 7/1/39	2,640,000	3,275,651
(Kenyon College, Oh. Proj.) Series 2017:
4% 7/1/36	400,000	449,454
4% 7/1/37	450,000	504,588
5% 7/1/28	400,000	484,743
5% 7/1/29	735,000	887,777
5% 7/1/30	300,000	362,211
5% 7/1/31	400,000	481,164
5% 7/1/33	650,000	778,229
5% 7/1/35	1,550,000	1,848,791
5% 7/1/42	1,400,000	1,656,873
(The College of Wooster 2018 Proj.) Series 2018:
5% 9/1/33	1,445,000	1,779,089
5% 9/1/45	4,255,000	5,132,458
(Univ. of Dayton 2018 Proj.) Series A, 5% 12/1/48	1,000,000	1,198,504
(Univ. of Dayton 2020 Proj.) Series 2020:
4% 2/1/36	900,000	1,054,065
5% 2/1/34	1,000,000	1,265,151
5% 2/1/35	800,000	1,009,426
(Univ. of Dayton Proj.):
Series 2013:
5% 12/1/23	540,000	569,727
5% 12/1/24	585,000	617,153
5% 12/1/25	1,000,000	1,054,375
5% 12/1/26	1,195,000	1,259,261
5% 12/1/27	2,300,000	2,422,906
Series 2018 B:
4% 12/1/33	1,155,000	1,331,011
5% 12/1/21	1,000,000	1,007,249
5% 12/1/23	1,000,000	1,096,071
5% 12/1/25	1,065,000	1,249,294
5% 12/1/27	1,000,000	1,232,795
5% 12/1/29	1,310,000	1,621,580
5% 12/1/31	1,130,000	1,392,509
5% 12/1/35	1,000,000	1,224,750
5% 12/1/36	1,000,000	1,222,507
(Xavier Univ. Proj.) Series 2015 C:
5% 5/1/26	1,000,000	1,145,738
5% 5/1/28	1,000,000	1,140,010
5% 5/1/29	855,000	973,208
5% 5/1/31	1,005,000	1,136,796
Bonds (Case Western Reserve Univ. Proj.) Series 2019 C, 1.625%, tender 12/1/26 (d)	5,000,000	5,159,485
Series 2019, 4% 10/1/49	3,270,000	3,629,993
Ohio Hosp. Facilities Rev.:
Series 2017 A, 5% 1/1/32	2,000,000	2,475,423
Series 2019 B, 4% 1/1/40	3,000,000	3,491,565
Series 2021 B:
5% 1/1/28 (c)	3,500,000	4,341,732
5% 1/1/29 (c)	4,150,000	5,269,201
5% 1/1/30 (c)	2,500,000	3,235,645
5% 1/1/31 (c)	2,180,000	2,871,606
5% 1/1/32 (c)	1,580,000	2,121,756
5% 1/1/33 (c)	2,410,000	3,229,991
5% 1/1/34 (c)	2,425,000	3,237,711
5% 1/1/35 (c)	230,000	306,059
5% 1/1/36 (c)	540,000	714,039
5% 1/1/37 (c)	250,000	328,913
5% 1/1/38 (c)	855,000	1,119,914
5% 1/1/39 (c)	925,000	1,208,118
Ohio Hosp. Rev.:
Series 2013 A:
5% 1/15/27	5,000,000	5,278,811
5% 1/15/28	720,000	760,149
Series 2016 A, 5% 1/15/41	5,000,000	5,778,773
Series 2020 A, 4% 1/15/50	1,000,000	1,134,464
Series 2020:
4% 11/15/37	1,025,000	1,179,476
4% 11/15/39	1,115,000	1,259,684
4% 11/15/41	1,175,000	1,320,810
5% 11/15/33	1,270,000	1,597,089
5% 11/15/35	1,465,000	1,831,520
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
(Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	5,520,000	6,173,036
(Mtg. Backed Securities Programs) Series 2017 B, 4.5% 3/1/47 (b)	490,000	534,032
Ohio Spl. Oblig.:
(Administrative Bldg. Fund Projs.) Series 2020 B, 5% 4/1/39	1,865,000	2,370,731
(Ohio Gen. Oblig. Proj.) Series 2017 A:
5% 4/1/29	2,535,000	3,075,524
5% 4/1/30	2,250,000	2,728,499
5% 4/1/31	2,000,000	2,415,367
5% 4/1/32	1,115,000	1,343,135
5% 4/1/33	1,850,000	2,223,707
5% 4/1/34	1,000,000	1,199,333
5% 4/1/35	2,395,000	2,867,587
Series 2020 A:
5% 2/1/27	1,325,000	1,618,599
5% 2/1/28	1,865,000	2,336,376
5% 2/1/29	2,875,000	3,684,970
5% 2/1/30	1,045,000	1,367,223
Series 2021 A:
5% 4/1/34	1,430,000	1,885,377
5% 4/1/35	1,660,000	2,177,563
5% 4/1/37	1,680,000	2,188,290
5% 4/1/38	1,000,000	1,299,192
5% 4/1/39	1,000,000	1,295,681
5% 4/1/40	1,110,000	1,434,909
5% 4/1/41	750,000	966,803
Ohio State Univ. Gen. Receipts:
(Multiyear Debt Issuance Prog.) Series 2020 A:
5% 12/1/26	6,770,000	8,275,389
5% 12/1/27	6,845,000	8,577,516
Series 2013 A:
5% 6/1/28	2,000,000	2,145,559
5% 6/1/38	3,500,000	3,748,399
Series 2020 A, 5% 12/1/28	7,010,000	8,996,649
Ohio Tpk. Commission Tpk. Rev.:
(Infrastructure Proj.) Series 2005 A, 0% 2/15/43	10,000,000	5,873,706
(Infrastructure Projs.) Series A3, 0% 2/15/37	400,000	159,987
Series A:
5% 2/15/46	7,500,000	9,531,648
5% 2/15/51	4,000,000	5,061,843
Ohio Wtr. Dev. Auth. Rev. (Fresh Wtr. Impt. Proj.) Series 2009 B, 5% 12/1/24	1,025,000	1,159,809
Olentangy Local School District Series 2016, 5% 12/1/32	1,275,000	1,502,516
Port Auth. Econ. Dev. Rev.:
(Univ. of Northwestern Ohio Proj.) Series 2021, 4% 12/1/35	1,300,000	1,466,748
Series 2021, 4% 12/1/31	710,000	801,246
Reynoldsburg City School District Series 2015, 4% 12/1/30	2,375,000	2,655,704
Ross County Hosp. Facilities Rev. (Adena Health Sys. Obligated Group Proj.) Series 2019, 5% 12/1/49	2,000,000	2,427,165
Scioto County Hosp. Facilities Rev. Series 2016:
5% 2/15/24	1,000,000	1,105,963
5% 2/15/28	5,030,000	5,927,623
5% 2/15/30	3,860,000	4,520,096
5% 2/15/32	2,550,000	2,974,950
5% 2/15/33	2,460,000	2,863,802
5% 2/15/34	4,450,000	5,171,092
South-Western City School District Franklin & Pickway County (Intercept) Series 2012, 5% 12/1/36 (Pre-Refunded to 6/1/22 @ 100)	400,000	412,814
Univ. of Akron Gen. Receipts Series 2016 A:
5% 1/1/23	460,000	486,305
5% 1/1/25	1,025,000	1,172,138
5% 1/1/33	5,000,000	5,924,405
Univ. of Cincinnati Gen. Receipts:
Series 2012 C:
4% 6/1/28	10,000	10,359
4% 6/1/28 (Pre-Refunded to 12/1/22 @ 100)	1,990,000	2,076,256
Series 2016 A:
5% 6/1/32	745,000	885,071
5% 6/1/33	800,000	948,619
5% 6/1/34	585,000	692,347
Series 2016 C, 5% 6/1/41	2,585,000	3,051,763
Univ. of Toledo Gen. Receipts Series 2018 A:
5% 6/1/26	600,000	712,160
5% 6/1/27	350,000	426,081
Village of Bluffton Hosp. Facilities Blanchard Valley Reg Health Ctr. Series 2017:
4% 12/1/32	1,500,000	1,721,293
5% 12/1/25	1,500,000	1,768,343
5% 12/1/26	1,890,000	2,293,115
5% 12/1/27	1,340,000	1,667,305
5% 12/1/28	1,400,000	1,731,506
5% 12/1/29	825,000	1,014,192
5% 12/1/30	1,700,000	2,078,652
5% 12/1/31	750,000	914,156
Wood County Hosp. Facilities Rev. (Wood County Hosp. Proj.) Series 2012:
5% 12/1/27 (Pre-Refunded to 12/1/22 @ 100)	2,330,000	2,456,525
5% 12/1/27 (Pre-Refunded to 12/1/22 @ 100)	1,170,000	1,232,129
5% 12/1/32 (Pre-Refunded to 12/1/22 @ 100)	1,325,000	1,396,951
5% 12/1/32 (Pre-Refunded to 12/1/22 @ 100)	675,000	710,844
5% 12/1/42 (Pre-Refunded to 12/1/22 @ 100)	40,000	42,124
5% 12/1/42 (Pre-Refunded to 12/1/22 @ 100)	85,000	89,616
Wright State Univ. Gen. Receipts:
Series 2021 A, 5% 5/1/26 (Build America Mutual Assurance Insured)	1,100,000	1,305,924
Series 2022 A:
5% 5/1/23 (Build America Mutual Assurance Insured) (c)	520,000	547,210
5% 5/1/24 (Build America Mutual Assurance Insured) (c)	540,000	590,418
5% 5/1/25 (Build America Mutual Assurance Insured) (c)	490,000	552,886
5% 5/1/26 (Build America Mutual Assurance Insured) (c)	520,000	603,452
5% 5/1/27 (Build America Mutual Assurance Insured) (c)	545,000	647,223
5% 5/1/28 (Build America Mutual Assurance Insured) (c)	565,000	684,685
5% 5/1/29 (Build America Mutual Assurance Insured) (c)	600,000	739,597
5% 5/1/30 (Build America Mutual Assurance Insured) (c)	235,000	294,079
5% 5/1/31 (Build America Mutual Assurance Insured) (c)	250,000	316,703
5% 5/1/32 (Build America Mutual Assurance Insured) (c)	260,000	333,379
TOTAL OHIO		704,549,125
TOTAL MUNICIPAL BONDS (Cost $667,933,266)		707,393,130

Municipal Notes - 2.1%
	Principal Amount (a)	Value ($)
Ohio - 2.1%
Ohio Cap. Facilities Lease (Adult Correctional Bldg. Fund Proj.) Series 2019 C, 0.05% 10/7/21, VRDN (d)	10,000,000	10,000,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series 2016 I, 0.06% 10/7/21 (Liquidity Facility TD Banknorth, NA), VRDN (b)(d)	5,355,000	5,355,000

TOTAL MUNICIPAL NOTES (Cost $15,355,000)		15,355,000

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $683,288,266)	722,748,130
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(698,246)
NET ASSETS - 100.0%	722,049,884

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal Bonds and Municipal Notes are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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